Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 32,431	$ 37,864	$ 17,287
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill		2,320	2,399
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,993	5,607
Goodwill [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(5,993)	(3,287)
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	24,202	25,075	217
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	27,157	25,993
Patents and Licences [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(2,955)	(918)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	8,229	10,205	14,395
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	14,901	14,769
Brands [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(6,672)	(4,563)
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill		263	$ 276
Software [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,716	15,718
Software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (15,716)	$ (15,455)